As filed with the Securities and Exchange Commission on October 18, 2012

SECURITIES ACT FILE NO. 333-135105
INVESTMENT COMPANY ACT FILE NO. 811-21910
=========================================================================================================================================================================================================================================
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 125	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 127

(Check appropriate box or boxes)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

2455 CORPORATE WEST DRIVE
LISLE, ILLINOIS 60532
(Address of Principal Executive Offices)

(630) 505-3700
Registrant's Telephone Number

KEVIN M. ROBINSON, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
2455 CORPORATE WEST DRIVE
LISLE, ILLINOIS 60532
(Name and Address of Agent for Service)

Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

☒	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
☐	ON [DATE] PURSUANT TO PARAGRAPH (B) OF RULE 485.
☐	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
☐	ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
☐	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
☐	ON [DATE] PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

EXPLANATORY NOTE

This filing relates to the following series of the Registrant:

Guggenheim Canadian Energy Income ETF
Guggenheim China Real Estate ETF
Guggenheim China Small Cap ETF
Guggenheim Frontier Markets ETF
Guggenheim International Multi-Asset Income ETF
Guggenheim Shipping ETF
Guggenheim Timber ETF
Guggenheim Yuan Bond ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 18th day of October, 2012.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE
*
Randall C. Barnes	Trustee	October 18, 2012
*
Roman Friedrich III	Trustee	October 18, 2012
*
Robert B. Karn III	Trustee	October 18, 2012
*
Ronald A. Nyberg	Trustee	October 18, 2012
*
Ronald E. Toupin, Jr.	Trustee	October 18, 2012

/s/ Donald C. Cacciapaglia Donald C. Cacciapaglia	Trustee and Chief Executive Officer	October 18, 2012
/s/ John L. Sullivan John L. Sullivan	Treasurer, Chief Financial Officer and Chief Accounting Officer	October 18, 2012

/s/ Kevin M. Robinson		October 18, 2012
Kevin M. Robinson *Attorney-In-Fact, pursuant to power of attorney

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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